Long-Term Debt, $4.5 Million Chailease Financing Services Facility (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) Installment	Jan. 23, 2020 USD ($)
Long-Term Debt [Abstract]
Cash Collateral deposit		$ 400,000
Cash Collateral deposit, current	$ 200,000
Prepaid Expense and Other Assets, Non-Current [Member]
Long-Term Debt [Abstract]
Cash Collateral deposit, noncurrent	200,000
$4.5 Million Chailease Financial Services Facility [Member]
Long-Term Debt [Abstract]
Face amount	$ 4,500,000	$ 4,500,000
Number of payment installments | Installment	20
Frequency of periodic payment	Quarterly
Quarterly installment amount	$ 150,000
$4.5 Million Chailease Financial Services Facility [Member] | LIBOR [Member]
Long-Term Debt [Abstract]
Margin on variable rate	4.50%